Related Party Loans (Details Textual) - USD ($)																									1 Months Ended											9 Months Ended		12 Months Ended
	Nov. 08, 2018	Jul. 12, 2018	May 02, 2018	Mar. 13, 2018	Mar. 09, 2018	Mar. 04, 2018	Feb. 20, 2018	Feb. 08, 2018	Nov. 13, 2017	Sep. 08, 2017	Sep. 07, 2017	Aug. 31, 2017	Jul. 06, 2017	Jun. 26, 2017	May 11, 2017	May 09, 2017	May 04, 2017	Apr. 25, 2017	Apr. 12, 2017	Feb. 07, 2017	Dec. 21, 2016	Oct. 31, 2016	Oct. 13, 2016	Sep. 12, 2016	Oct. 31, 2018	Jul. 18, 2018	Jul. 17, 2018	Jul. 03, 2018	Jun. 29, 2018	Jun. 06, 2018	Dec. 21, 2017	Jan. 26, 2017	Jan. 25, 2017	Oct. 24, 2016	May 26, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 20, 2017	Aug. 24, 2017	Feb. 28, 2017
Related Party Loans (Textual)
Convertible Notes - related party, net of debt discount
Net of debt discount																																				(86)		(170,780)
Secured debt																																						645,000
Debt instrument, unamortized discount, current																																				46,367		452,022	184,398
Related party notes payable																																				1,112,295		1,249,000	1,365,325
Debt discount																																							94,675
Line of credit borrow principal																$ 130,000
Line of credit interest rate, description																The LOC bears interest at a rate of 18%.
Aggregate principal amount																																						60,000
Line of credit - related party																																						130,000
Unpaid interest																																						206,026
BCF and related debt discount																																						583,681
Note payable, outstanding principal, balance																																				105,369		700,000	25,000
Notes payable related party																																				1,130,000		1,249,000	1,460,000
Loss on extinguishment of debt																																						500,157
Units of securities																																							288
Repaid principal																																				214,939	$ 100,000	$ 100,000
LOC bears interest rate																																						3.75%	3.75%
Related party non-interest bearing loans																																				315,000	$ 479,000	$ 529,000	$ 1,446,500
Subsequent Event [Member]
Related Party Loans (Textual)
Warrants purchase of common stock																									644,000
Warrants, exercise price																									$ 0.30
May 2016 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Maturity date, description																																			Payable on the maturity date of May 26, 2017 (the "May 2016 Rosen Maturity Date") at which time all outstanding principal, accrued and unpaid interest and other amounts due under the May 2016 Rosen Loan are due.
Interest and principal both due date																																			May 26, 2017
Warrants, exercise price																																			$ 0.40
Secured debt																																			$ 1,000,000
Warrants issued to purchase shares																																			1,000,000
Note accrues interest rate																																			12.50%
Warrant term																																			5 years
Unpaid interest											$ 150,128
September 2016 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date										Sep. 24, 2017
Warrants, exercise price										$ 0.20														$ 0.40
Secured debt																								$ 100,000
Warrants issued to purchase shares										25,000														150,000
Note accrues interest rate																								12.00%
Warrant term										5 years														5 years
October 2016 Gordon Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date																							Nov. 22, 2017
Warrants, exercise price																							$ 0.40
Secured debt																							$ 50,000
Warrants issued to purchase shares																							50,000
Note accrues interest rate																							12.00%
October 2016 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date																						Nov. 10, 2016
Warrants, exercise price																						$ 0.30
Secured debt																						$ 10,000
Warrants issued to purchase shares																						10,000
Note accrues interest rate																						10.00%
Warrant term																						5 years
October 2016 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date																																		Jan. 01, 2018
Warrants, exercise price																																		$ 0.30
Secured debt																																		$ 30,000
Warrants issued to purchase shares																																		15,000
Note accrues interest rate																																		9.00%
December 2016 Gordon Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date																					Nov. 22, 2017
Warrants, exercise price																					$ 0.40
Secured debt																					$ 275,000
Warrants issued to purchase shares																					166,666
Note accrues interest rate																					10.00%
Warrant term																					5 years
January 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date																																	Jan. 01, 2018
Warrants, exercise price																																	$ 0.30
Secured debt																																	$ 50,000
Warrants issued to purchase shares																																	50,000
Note accrues interest rate																																	10.00%
Warrant term																																	5 years
January 2017 Gordon Loan Agreement [Member]
Related Party Loans (Textual)
Warrants, exercise price																																$ 0.30
Secured debt																																$ 50,000
Warrants issued to purchase shares																																50,000
Note accrues interest rate																																10.00%
Warrant term																																5 years
February 2017 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Warrants, exercise price																				$ 0.30
Secured debt																				$ 10,000
Warrants issued to purchase shares																				10,000
Note accrues interest rate																				10.00%
Warrant term																				5 years
April 2017 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date																			Jan. 21, 2018
Warrants, exercise price																			$ 0.30
Secured debt																			$ 10,000
Warrants issued to purchase shares																			10,000
Note accrues interest rate																			10.00%
Warrant term																			5 years
April 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date																			Jan. 21, 2018
Warrants, exercise price																			$ 0.30
Secured debt																			$ 10,000
Warrants issued to purchase shares																			10,000
Note accrues interest rate																			10.00%
Warrant term																			5 years
May 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date																	Sep. 01, 2017
Warrants, exercise price																	$ 0.30
Secured debt																	$ 15,000
Warrants issued to purchase shares																	10,500
Note accrues interest rate																	12.00%
Warrant term																	5 years
May 2017 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date															Sep. 30, 2017
Warrants, exercise price															$ 0.20
Secured debt															$ 20,000
Warrants issued to purchase shares															20,000
Note accrues interest rate															10.00%
Warrant term															5 years
June 2017 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date														Jan. 21, 2018
Warrants, exercise price														$ 0.20
Secured debt														$ 30,000
Warrants issued to purchase shares														22,500
Note accrues interest rate														10.00%
Warrant term														5 years
July 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date													Jul. 21, 2017
Note accrues interest rate													10.00%
Warrant term													5 years
July 2017 Gordon Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date													Jul. 21, 2017
Warrants, exercise price													$ 0.20
Warrants issued to purchase shares													18,750
Warrant term													5 years
August 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Note accrues interest rate																																									12.00%
September 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Convertible note																																				224,000
Interest and principal both due date							Sep. 08, 2018
Warrants, exercise price							$ 0.20		$ 0.20	$ 0.20
Net of debt discount																																						$ 0
Warrants issued to purchase shares							448,000		100,000	25,000
Warrant term							5 years		5 years	5 years
Unpaid interest																																				20,496
Loss on extinguishment of debt							$ 65,378
November 2017 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Note accrues interest rate																																								15.00%
Repaid principal																																				25,000
Repaid of interest																																				637
November 2017 Rosen Agreement [Member]
Related Party Loans (Textual)
Note accrues interest rate																																								15.00%
March 2018 Convertible Note Offering [Member]
Related Party Loans (Textual)
Convertible note																																				239,000
Unpaid interest																																				15,401
March 2018 Convertible Note Offering [Member] | Over-Allotment Option [Member]
Related Party Loans (Textual)
Fair value of warrants																																				$ 900,000
Maturity date, description																																				The Notes mature on the second (2nd) anniversary of their issuance dates.
Convertible secured promissory note, description																																				The Company's securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 14% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a four-year warrant (each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price").
Units of securities																																				$ 300,000
First March 2018 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date						Mar. 19, 2018
Warrants, exercise price						$ 0.20
Warrants issued to purchase shares						10,000
Note accrues interest rate						12.00%
Warrant term						5 years
Repaid principal																																				10,000
Repaid of interest																																				260
Second March 2018 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date					Mar. 24, 2018
Warrants, exercise price					$ 0.20
Warrants issued to purchase shares					15,000
Note accrues interest rate					12.00%
Warrant term					5 years
Repaid principal																																				15,000
Repaid of interest																																				365
Third March 2018 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date				Mar. 28, 2018
Warrants, exercise price				$ 0.20
Warrants issued to purchase shares				10,000
Note accrues interest rate				12.00%
Warrant term				5 years
Repaid principal																																				10,000
Repaid of interest																																				230
May 2018 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Convertible note																																				100,000
Warrants, exercise price			$ 0.20
Warrants issued to purchase shares			300,000
Note accrues interest rate			13.00%
Warrant term			4 years
Unpaid interest																																				4,369
June 2018 Frommer Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date																													Aug. 17, 2018
Warrants, exercise price																													$ 0.20
Warrants issued to purchase shares																													30,000
Note accrues interest rate																													6.00%
Warrant term																													4 years
Aggregate principal amount																													$ 10,000
June 2018 Frommer Loan Agreement [Member] | Subsequent Event [Member]
Related Party Loans (Textual)
Interest and principal both due date	Mar. 07, 2019
Warrants purchase of common stock	40,854
Warrants, exercise price	$ 0.30
First July 2018 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date																												Aug. 17, 2018
Warrants, exercise price																												$ 0.20
Warrants issued to purchase shares																												75,000
Note accrues interest rate																												6.00%
Warrant term																												4 years
Aggregate principal amount																												$ 35,000
First July 2018 Schiller Loan Agreement [Member] | Subsequent Event [Member]
Related Party Loans (Textual)
Interest and principal both due date	Mar. 07, 2019
Warrants purchase of common stock	142,987
Warrants, exercise price	$ 0.30
Second July 2018 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Interest and principal both due date																											Aug. 17, 2018
Warrants, exercise price																											$ 0.20
Warrants issued to purchase shares																											75,000
Note accrues interest rate																											6.00%
Warrant term																											4 years
Aggregate principal amount																											$ 25,000
Second July 2018 Schiller Loan Agreement [Member] | Subsequent Event [Member]
Related Party Loans (Textual)
Interest and principal both due date	Mar. 07, 2019
Warrants purchase of common stock	101,900
Warrants, exercise price	$ 0.30
First July 2018 Rosen Loan Agreements [Member]
Related Party Loans (Textual)
Interest and principal both due date		Aug. 17, 2018
Note accrues interest rate		6.00%
Aggregate principal amount		$ 10,000
First July 2018 Rosen Loan Agreements [Member] | Subsequent Event [Member]
Related Party Loans (Textual)
Interest and principal both due date	Mar. 07, 2019
Warrants purchase of common stock	27,534
Warrants, exercise price	$ 0.30
Second July 2018 Rosen Loan Agreements [Member]
Related Party Loans (Textual)
Interest and principal both due date																										Aug. 17, 2018
Warrants, exercise price																										$ 0.20
Warrants issued to purchase shares																										150,000
Note accrues interest rate																										6.00%
Warrant term																										4 years
Aggregate principal amount																										$ 50,000
Second July 2018 Rosen Loan Agreements [Member] | Subsequent Event [Member]
Related Party Loans (Textual)
Interest and principal both due date	Mar. 07, 2019
Warrants purchase of common stock	203,967
Warrants, exercise price	$ 0.30
Line of Credit [Member]
Related Party Loans (Textual)
Convertible note																																				130,000
Unpaid interest																																				30,626
Revolving line of credit																$ 130,000
LOC bears interest rate																18.00%
Total outstanding balance of line of credit - related party																																				$ 130,000
Revolving line of credit's maturity date																Jun. 01, 2019																				Jun. 01, 2019
Demand Loan [Member]
Related Party Loans (Textual)
Related party non-interest bearing loans																														$ 50,000
April Rosen Note [Member]
Related Party Loans (Textual)
Convertible note																		$ 25,000
Issuance of warrants																		17,500
Interest and principal both due date																		Sep. 01, 2017
Warrants, exercise price																		$ 0.20
Note accrues interest rate																		12.00%
Warrant term																		5 years
April Gordon Notes [Member]
Related Party Loans (Textual)
Convertible note																		$ 25,000
Issuance of warrants																		17,500
Interest and principal both due date																		Sep. 01, 2017
Warrants, exercise price																		$ 0.20
Note accrues interest rate																		12.00%
Warrant term																		5 years
August 2017 Convertible Note Offering [Member]
Related Party Loans (Textual)
Issuance of warrants																																						4,555,129
Secured debt																																						$ 1,217,177
Note accrues interest rate																																										15.00%
Debt instrument, unamortized discount, current																																						472,675
Aggregate principal amount																																						1,585,000
Unpaid interest																																						40,146
Fair value derivative liability																																						$ 440,157
Convertible secured promissory note, description												The August Offering consisted of a maximum of $6,000,000 of units of the Company's securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant (each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price"). The Notes mature on the second (2nd) anniversary of their issuance dates.																										The Company offered, through a placement agent, $6,000,000 of units of its securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant ( each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price").
Second December 2017 Note [Member]
Related Party Loans (Textual)
Convertible note																															$ 100,000
Maturity date, description																																				December 21, 2019
Interest and principal both due date																															Dec. 27, 2019
Warrants, exercise price																															$ 0.20
Warrants issued to purchase shares																															500,000
Note accrues interest rate																															15.00%					15.00%
Conversion price per share																															$ 0.20
Warrant term																															5 years
Debt instrument, unamortized discount, current																															$ 36,722
February 2018 Convertible Note Offering [Member]
Related Party Loans (Textual)
Notes conversion, description																																				The Placement Agent a cash fee of $3,250 and issued to the Placement Agent shares of the Company's common stock equal to ten percent (10%) of the Conversion Shares underlying the Notes or 12,500 shares that had a fair value of $2,606, which was recorded as issuance cost and is being accreted over the life of these notes to accretion of debt discount and issuance cost.
Convertible note								$ 40,750
Issuance of warrants								81,500																												1,453,375
Interest and principal both due date								Feb. 08, 2020
Warrants, exercise price								$ 0.20
Secured debt																																				$ 250,000
Note accrues interest rate								18.00%
Conversion price per share								$ 0.20
Warrant term								5 years
Debt instrument, unamortized discount, current								$ 7,963
Aggregate principal amount																																				725,000
Unpaid interest																																				40,675
Fair value derivative liability																																				181,139
BCF and related debt discount								5,298																												$ 37,350
Convertible secured promissory note, description																																				The Notes are secured by a second priority security interest in the Company's assets up to $1,000,000.
Placement agent cash fee																																				$ 3,250
Repayment of principal																																				15,298
Investor [Member]
Related Party Loans (Textual)
Short term debt																																						$ 300,000
Issuance of warrants																																						778,750
Warrants purchase of common stock																																						10,488,708
Warrants, exercise price																																						$ 0.20
Warrant term																																						5 years
Debt instrument, unamortized discount, current																																						$ 78,823
Investor [Member] | August 2017 Convertible Note Offering [Member]
Related Party Loans (Textual)
Gross proceeds of private placement offering																																						505,000
Short term debt																																						645,000
Convertible note																																				1,416,026
Fair value of warrants																																						$ 440,157
Issuance of warrants																																						4,555,129
Increase of principal amount																																						$ 60,000
Maturity date, description																																						The Notes mature on the second (2nd) anniversary of their issuance dates.
Warrants, exercise price																																						$ 0.20
Warrants issued to purchase shares																																						2,525,000
Conversion price per share																																						$ 0.20
Warrant term																																						5 years
Debt discount																																						$ 160,700
Unpaid interest																																				202,362		$ 206,026
Convertible secured promissory note, description																																						Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant ( each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price").
Loss on extinguishment of debt																																						$ 500,157
Units of securities																																						$ 6,000,000
Investor [Member] | March 2018 Convertible Note Offering [Member]
Related Party Loans (Textual)
Gross proceeds of private placement offering																																				$ 239,400
Issuance of warrants																																				1,197,000
Debt discount																																				$ 84,854
Investor [Member] | August 2017 Convertible Note Offering [Member]
Related Party Loans (Textual)
Issuance of warrants																																						2,525,000
Warrants issued to purchase shares																																						7,925,000
Debt discount																																						$ 160,700
Investor [Member] | February 2018 Convertible Note Offering [Member]
Related Party Loans (Textual)
Convertible note																																				25,000
Unpaid interest																																				2,219
Third Party Lender [Member] | Second February 2018 Note [Member]
Related Party Loans (Textual)
Gross proceeds of private placement offering																																				25,000
Convertible note								$ 40,750																												$ 35,452
Issuance of warrants																																				125,000
Interest and principal both due date								Sep. 30, 2018
Warrants, exercise price								$ 0.20																												$ 0.20
Warrants issued to purchase shares								81,500
Note accrues interest rate								18.00%
Conversion price per share								$ 0.20																												$ 0.20
Warrant term								5 years																												5 years
Debt discount								$ 7,963																												$ 11,054
Unpaid interest																																				4,116
BCF and related debt discount																																				$ 1,063
Convertible secured promissory note, description																																				Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant (each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price").
Units of securities																																				$ 750,000
Original issue discount								$ 5,298
Repayment of principal																																				5,298
Third Party Lender [Member] | Second December 2017 Note [Member]
Related Party Loans (Textual)
Convertible note																															$ 100,000					100,000
Interest and principal both due date																															Dec. 27, 2019
Warrants, exercise price																															$ 0.20
Warrants issued to purchase shares																															500,000
Note accrues interest rate																															15.00%
Conversion price per share																															$ 0.20
Warrant term																															5 years
Debt discount																															$ 36,722
Unpaid interest																																				$ 10,542